Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Fixed maturity securities, estimated fair value	$ 4,025	$ 4,697
Equity securities, at estimated fair value	4	3
Short-term investments, principally at estimated fair value	0	13
Derivative assets	520	693
Embedded derivatives within asset host contracts (2)	255	351
Separate account assets	3,922	5,149
Liabilities [Abstract]
Derivative liabilities	615	903
Embedded derivatives within liability host contracts (2)	508	762
Recurring
Assets [Abstract]
Fixed maturity securities, estimated fair value	4,025	4,697
Equity securities, at estimated fair value	4	3
Short-term investments, principally at estimated fair value	0	13
Derivative assets	265	342
Embedded derivatives within asset host contracts (2)	255	351
Separate account assets	3,922	5,149
Total assets	8,471	10,555
Liabilities [Abstract]
Derivative liabilities	107	141
Embedded derivatives within liability host contracts (2)	508	762
Total liabilities	615	903
Recurring | Interest rate
Assets [Abstract]
Derivative assets	12	2
Recurring | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	23	11
Liabilities [Abstract]
Derivative liabilities	0	1
Recurring | Equity market
Assets [Abstract]
Derivative assets	230	329
Liabilities [Abstract]
Derivative liabilities	107	140
Recurring | U.S. corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	2,030	2,443
Recurring | Foreign corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	671	693
Recurring | CMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	317	349
Recurring | ABS
Assets [Abstract]
Fixed maturity securities, estimated fair value	281	313
Recurring | RMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	275	279
Recurring | State and political subdivision
Assets [Abstract]
Fixed maturity securities, estimated fair value	245	303
Recurring | U.S. government and agency
Assets [Abstract]
Fixed maturity securities, estimated fair value	192	292
Recurring | Foreign government
Assets [Abstract]
Fixed maturity securities, estimated fair value	14	25
Recurring | Level 1
Assets [Abstract]
Fixed maturity securities, estimated fair value	144	148
Equity securities, at estimated fair value	0	0
Short-term investments, principally at estimated fair value	0	13
Derivative assets	0	0
Embedded derivatives within asset host contracts (2)	0	0
Separate account assets	0	0
Total assets	144	161
Liabilities [Abstract]
Derivative liabilities	0	0
Embedded derivatives within liability host contracts (2)	0	0
Total liabilities	0	0
Recurring | Level 1 | Interest rate
Assets [Abstract]
Derivative assets	0	0
Recurring | Level 1 | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Equity market
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | U.S. corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 1 | Foreign corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 1 | CMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 1 | ABS
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 1 | RMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 1 | State and political subdivision
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 1 | U.S. government and agency
Assets [Abstract]
Fixed maturity securities, estimated fair value	144	148
Recurring | Level 1 | Foreign government
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 2
Assets [Abstract]
Fixed maturity securities, estimated fair value	3,832	4,502
Equity securities, at estimated fair value	0	0
Short-term investments, principally at estimated fair value	0	0
Derivative assets	265	342
Embedded derivatives within asset host contracts (2)	0	0
Separate account assets	3,922	5,149
Total assets	8,019	9,993
Liabilities [Abstract]
Derivative liabilities	107	141
Embedded derivatives within liability host contracts (2)	0	0
Total liabilities	107	141
Recurring | Level 2 | Interest rate
Assets [Abstract]
Derivative assets	12	2
Recurring | Level 2 | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	23	11
Liabilities [Abstract]
Derivative liabilities	0	1
Recurring | Level 2 | Equity market
Assets [Abstract]
Derivative assets	230	329
Liabilities [Abstract]
Derivative liabilities	107	140
Recurring | Level 2 | U.S. corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	2,015	2,422
Recurring | Level 2 | Foreign corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	649	679
Recurring | Level 2 | CMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	317	349
Recurring | Level 2 | ABS
Assets [Abstract]
Fixed maturity securities, estimated fair value	270	303
Recurring | Level 2 | RMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	275	279
Recurring | Level 2 | State and political subdivision
Assets [Abstract]
Fixed maturity securities, estimated fair value	245	303
Recurring | Level 2 | U.S. government and agency
Assets [Abstract]
Fixed maturity securities, estimated fair value	48	144
Recurring | Level 2 | Foreign government
Assets [Abstract]
Fixed maturity securities, estimated fair value	13	23
Recurring | Level 3
Assets [Abstract]
Fixed maturity securities, estimated fair value	49	47
Equity securities, at estimated fair value	4	3
Short-term investments, principally at estimated fair value	0	0
Derivative assets	0	0
Embedded derivatives within asset host contracts (2)	255	351
Separate account assets	0	0
Total assets	308	401
Liabilities [Abstract]
Derivative liabilities	0	0
Embedded derivatives within liability host contracts (2)	508	762
Total liabilities	508	762
Recurring | Level 3 | Interest rate
Assets [Abstract]
Derivative assets	0	0
Recurring | Level 3 | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 3 | Equity market
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 3 | U.S. corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	15	21
Recurring | Level 3 | Foreign corporate
Assets [Abstract]
Fixed maturity securities, estimated fair value	22	14
Recurring | Level 3 | CMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 3 | ABS
Assets [Abstract]
Fixed maturity securities, estimated fair value	11	10
Recurring | Level 3 | RMBS
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 3 | State and political subdivision
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 3 | U.S. government and agency
Assets [Abstract]
Fixed maturity securities, estimated fair value	0	0
Recurring | Level 3 | Foreign government
Assets [Abstract]
Fixed maturity securities, estimated fair value	$ 1	$ 2